Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting
Schedule of segment information for the reportable segments

	Six Months Ended June 30, 2018

	Innovation Platform	Commercial Platform

	Drug R&D	Prescription Drugs	Consumer Health

	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total

	(in US$'000)
Revenue from external customers	13,624	67,950	6,559	14,056	88,565	—	102,189

Adjusted (LBIT)/EBIT	(50,718)	3,457	456	1,584	5,497	(7,619)	(52,840)
Interest income	26	23	7	32	62	2,701	2,789
Equity in earnings of equity investees, net of tax	(2,349)	19,408	5,991	—	25,399	—	23,050

Operating (loss)/profit	(53,041)	22,888	6,454	1,616	30,958	(4,918)	(27,001)
Interest expense	—	—	—	39	39	405	444
Income tax expense	20	813	124	264	1,201	1,459	2,680
Net (loss)/income attributable to the Company	(52,930)	20,768	5,497	649	26,914	(6,675)	(32,691)
Depreciation/amortization	1,584	68	12	10	90	14	1,688
Additions to non-current assets (other than financial instrument and deferred tax assets)	1,564	5	7	14	26	5	1,595

	June 30, 2018

	Innovation Platform	Commercial Platform

	Drug R&D	Prescription Drugs	Consumer Health

	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total

	(in US$'000)
Total assets	95,668	133,674	65,482	14,882	214,038	268,237	577,943
Property, plant and equipment	14,147	135	57	33	225	44	14,416
Leasehold land	1,264	—	—	—	—	—	1,264
Goodwill	—	2,949	407	—	3,356	—	3,356
Other intangible asset	—	403	—	—	403	—	403
Investments in equity investees	25,167	74,276	62,146	—	136,422	—	161,589

	Six Months Ended June 30, 2017

	Innovation Platform	Commercial Platform

	Drug R&D	Prescription Drugs	Consumer Health

	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total

	(in US$'000)
Revenue from external customers	22,726	85,759	4,423	13,676	103,858	—	126,584

Adjusted (LBIT)/EBIT	(12,467)	1,523	99	1,519	3,141	(6,846)	(16,172)
Interest income	19	17	5	3	25	207	251
Equity in earnings of equity investees, net of tax	(2,363)	18,871	5,761	—	24,632	—	22,269

Operating (loss)/profit	(14,811)	20,411	5,865	1,522	27,798	(6,639)	6,348
Interest expense	—	—	—	32	32	785	817
Income tax expense	14	441	(179)	243	505	1,327	1,846
Net (loss)/income attributable to the Company	(14,790)	19,421	5,093	644	25,158	(8,686)	1,682
Depreciation/amortization	1,232	52	6	9	67	13	1,312
Additions to non-current assets (other than financial instrument and deferred tax assets)	3,017	6	1	1	8	20	3,045

	December 31, 2017

	Innovation Platform	Commercial Platform

	Drug R&D	Prescription Drugs	Consumer Health

	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total

	(in US$'000)
Total assets	63,268	122,665	58,961	13,794	195,420	339,244	597,932
Property, plant and equipment	13,917	160	61	30	251	52	14,220
Leasehold land	1,261	—	—	—	—	—	1,261
Goodwill	—	2,901	407	—	3,308	—	3,308
Other intangible asset	—	430	—	—	430	—	430
Investments in equity investees	19,512	69,417	55,308	—	124,725	—	144,237

Schedule of reconciliation of adjusted LBIT to net (loss)/income

	Six Months Ended June 30,
	2018	2017
	(in US$'000)
Adjusted LBIT	(52,840)	(16,172)
Interest income	2,789	251
Equity in earnings of equity investees, net of tax	23,050	22,269
Interest expense	(444)	(817)
Income tax expense	(2,680)	(1,846)
Net (loss)/income	(30,125)	3,685